10-K Employee Benefit Plans - Components of net periodic benefit cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Components of net periodic benefit cost (credit):
Service cost					$ 0	$ 0
Interest cost					1,127	1,053
Other postretirement benefits
Components of net periodic benefit cost (credit):
Service cost					522	567
Interest cost					514	492
Qualified plan | Underfunded plan | Pension benefits
Components of net periodic benefit cost (credit):
Service cost					0	0	$ 0
Interest cost	$ 408	$ 282	$ 816	$ 564	1,127	1,053	1,291
Expected return on assets	(450)	(493)	(900)	(986)	(1,973)	(2,028)	(2,065)
Amortization of prior service credit					0	0	0
Amortization of net actuarial (gain) loss	128	214	256	428	856	971	862
Net periodic benefit cost	86	3	172	6	10	(4)	88
Qualified plan | Underfunded plan | Other postretirement benefits
Components of net periodic benefit cost (credit):
Service cost					522	567	554
Interest cost					514	492	650
Expected return on assets					(12)	(19)	(17)
Amortization of prior service credit					(79)	(79)	(79)
Amortization of net actuarial (gain) loss					351	135	306
Net periodic benefit cost					1,296	1,096	1,414
Qualified plan | Unfunded plan | Pension benefits
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss:
Net (gain) loss					1,155	(162)	794
Amortization of actuarial loss					(856)	(1,108)	(985)
Amortization of prior service credit					0	0	0
Total recognized in accumulated other comprehensive loss					299	(1,270)	(191)
Total recognized in net periodic benefit cost (credit) and accumulated other comprehensive loss					309	(1,274)	(103)
Qualified plan | Unfunded plan | Other postretirement benefits
Components of net periodic benefit cost (credit):
Service cost	90	131	179	262
Interest cost	180	128	361	256
Expected return on assets	5	(3)	12	(6)
Amortization of prior service credit	(20)	(20)	(40)	(40)
Amortization of net actuarial (gain) loss	(44)	88	(89)	176
Net periodic benefit cost	$ 211	$ 324	$ 423	$ 648
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss:
Net (gain) loss					(4,833)	(2,763)	(181)
Amortization of actuarial loss					(351)	(135)	(306)
Amortization of prior service credit					79	90	90
Total recognized in accumulated other comprehensive loss					(5,105)	(2,808)	(397)
Total recognized in net periodic benefit cost (credit) and accumulated other comprehensive loss					$ (3,809)	$ (1,712)	$ 1,017